TAXES ON INCOME (Schedule of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Beginning balance	$ 90,391	$ 86,925	$ 60,960
Additions	5,539	3,466	25,965
Ending balance	$ 95,930	$ 90,391	$ 86,925